RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Key management compensation
Service or Item	Year ended December 31,
	2020	2019
Directors’ fees	$288	$277
Salaries and bonuses	1,659	1,188
Share-based payments (non-cash)	990	1,601
Total	$2,937	$3,066